NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Debt Disclosure [Text Block]
NOTE 5 – NOTES PAYABLE

Notes payable included the following as of June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
Notes payable:

Secured note payable issued on October 15, 2010 and refinanced in January 2015 for purchase of all membership interest, bearing interest of 6% per year and due in monthly installments	$255,120	$274,077

Equipment floor plan financing agreement issued July 29, 2013, bearing interest of 7.50% and due in monthly installments	-	4,494

Secured note payable issued December 19, 2014, bearing interest of 7.25% per year, due in full on December 19, 2016	-	119,751

Secured note payable issued January 27, 2017, bearing interest of 7.25% per year, due in full on August 1, 2018	58,544	-

Secured note payable issued January 2, 2015, bearing interest of 6% per year, due in monthly installments	-	24,075

Secured note payable issued April 16, 2015, bearing interest of 6% per year, due in monthly installments	-	32,772

Secured note payable issued February 2, 2017, bearing interest of 6% per year, due in monthly installments	47,982	-

Secured finance facility issued June 6, 2016, bearing effective interest of 28.50%, due in periodic installments	-	54,466

	361,646	509,635

Less current maturities	(125,130)	(275,446)

Long term debt, net of current maturities	$236,516	$234,189

On October 15, 2010, our managing member purchased MG Cleaners from the previous membership interest owners. In connection with that transaction, a $450,000 seller note was issued to the sellers. The note bears an interest rate of 8% and principal and interest payments are made monthly. The remaining principal balance of $307,391 was refinanced by the note holder in January 2015, bearing an interest rate of 6.00%, with principal and interest payments due monthly. The note is secured by the land and building originally occupied by MG, as well as all of the membership interest of the Company. The balance of this note at June 30, 2017 was $255,120.

On July 29, 2013, the Company entered into an equipment floor plan financing totaling $23,843. The terms of this note were 7.5% interest per annum with principal and interest paid monthly over the 48 month term. The note is secured by certain equipment of the Company. This note was paid in full during the six months ended June 30, 2017.

On December 19, 2014, we issued a note to a community bank for $120,025, which is secured by accounts receivable and certain equipment of the Company. Interest is paid monthly at a rate of 7.25% per annum. The principal is due in full at the end of the term on December 19, 2016. This loan was refinanced on January 27, 2017 with a new note at the same community bank.

On January 27, 2017, we issued a note to a community bank for $119,776 which is secured by accounts receivable and certain equipment of the Company. Interest is paid monthly at a rate of 7.25% per annum. The principal is due in full at the end of the term at August 1, 2018. A payment of $50,000 was made against this loan in May 2017 in connection with the bank’s agreement to subordinate their note to the Crestmark Bank facility. This loan was refinanced on August 14, 2017.

On January 2, 2015, we financed a truck with a note to a community bank. The $43,025 note has an interest rate of 6% and payments of principal and interest are paid monthly. The note is secured by the truck purchased. This loan was refinanced and rolled together with the remaining principal of the note issued on April 16, 2015 on February 2, 2017.

On April 16, 2015, we financed a truck with a note to a community bank. The $45,328 note has an interest rate of 6% and payments of principal and interest are paid monthly. The note is secured by the truck purchased. This loan was refinanced and rolled together with the remaining principal of the note issued on January 2, 2015 on February 2, 2017.

On February 2, 2017, we re-financed two truck notes existing with a community bank for one new note of $53,610. The term was principal and interest payments monthly over 42 months with an interest rate of 6%. The note is secured by certain trucks and equipment of the Company.

On August 5, 2015, the Company entered into an accounts receivable purchase agreement with security agreement against "Payment Card Receivables" in the initial amount of $40,800. We sold $40,800 of receivables during the year ended December 31, 2015 and $70,700 of receivables during the year ended December 31, 2016; the balance owed is paid by the automatic sale of new payment card receivables to a finance company, with the finance company retaining an amount equal to 2/7ths of the face amount of the receivables. The balance of this agreement was $25,505 on December 31, 2015 and $54,466 on December 31, 2016. On May 31, 2017, the Company paid off this financing arrangement in connection with closing the Crestmark Bank deal.

Accounts Receivable Financing Facility

On May 31, 2017, MG Cleaners LLC (the “Borrower”) entered into a $1 million revolving accounts receivable financing facility with Crestmark Bank. The financing facility provides for the Borrower to have access to the lesser of (i) $1 million or (ii) 85% of Net Amount of Eligible Receivables (as defined in the financing agreement). The financing facility is paid for by the assignment of the Borrower’s accounts receivable to Crestmark Bank and is secured by the Borrower’s assets. The financing facility has an interest rate of 7.25% in excess of the prime rate reported by the Wall Street Journal per annum, with a floor minimum rate of 11.5%.   There were no loan origination or closing fees and we paid $1,330 to Crestmark to reimburse them for documentation, legal and audit fees. Interest and maintenance fees will be calculated on the higher of the average monthly loan balance from the prior month or a minimum average loan balance of $200,000. The financing facility is for an initial term of two-years and will renew on a year to year basis, unless terminated in accordance with the financing agreement.  If the facility is terminated prior to the first anniversary, Borrower is obligated to pay Crestmark Bank a fee of $20,000 and if terminated after the first anniversary and prior to the second anniversary then Borrower shall pay a fee of $5,000. After the second anniversary of the financing facility no exit fee is due. Crestmark has a senior security interest in the Borrower’s assets.

Certain debts were paid in connection with the closing of the Crestmark Bank Line of Credit, including a $50,000 reduction to the First State Bank note, pay off of past due IRS taxes totaling $70,898, and pay off of two accrued liabilities of $51,342. Total payments to debt and accrued liabilities at Crestmark closing were $172, 241.

Net proceeds received during the six months ending June 30, 2017 on this facility were $322,303.

Funding Advance Agreements

On April 7, 2017 MG Cleaners LLC (the “Seller”) received $100,000 in return for an assignment and transfer to Capital Stack LLC of a specified percentage of the proceeds of each future sale made by seller, collectively “Future Receipts” until Seller has received the Purchased Amount of $143,000. This transaction is accounted for as a sale of accounts receivable and the outstanding balance of $92,791 is recorded as a reduction of the net balance of accounts receivable at June 30, 2017.

A summary of the activity in notes payable for the six months ended June 30, 2017 and 2016 is shown below:

Notes payable

Balance at January 1, 2016	$533,940
Note issued secured by accounts receivable	70,700
Notes issued in connection with purchase of property and equipment	-
Less: payments on notes payable	(58,743)
545,897
Less - current maturities, net	(262,201)
Long-term notes payable, net June 30, 2016	$283,696

Balance at January 1, 2017	$509,635
Secured borrowings, net	322,303
Notes issued in connection with purchase of property and equipment	25
Less: payments on notes payable	(148,014)
683,949
Less - current maturities, net	(447,433)
Long-term notes payable, net June 30, 2017	$236,516

NOTE 5 – NOTES PAYABLE

Notes payable included the following as of December 31, 2016 and 2015:

	2016	2015
Notes payable:

Secured note payable issued on October 15, 2010 and refinanced in January 2015 for purchase of all membership interest, bearing interest of 6% per year and due in monthly installments	$274,077	$301,469

Secured note payable issued June 22, 2012, bearing interest of 7.50% per year, due in monthly installments	-	4,191

Secured equipment floor plan financing agreement issued July 29, 2013, bearing interest of 7.50% and due in monthly installments	4,494	9,678

Secured note payable issued December 19, 2014, bearing interest of 7.25% per year, due in full on December 19, 2016	119,751	119,751

Secured note payable issued January 2, 2015, bearing interest of 6% per year, due in monthly installments	24,075	33,914

Secured note payable issued April 16, 2015, bearing interest of 6% per year, due in monthly installments	32,772	39,432

Secured finance facility issued August 5, 2015, bearing effective interest of 28.75%, due in periodic installments	54,466	25,505

	509,635	533,940

Less current maturities	(275,446)	(211,098)

Long term debt, net of current maturities	$234,189	$322,842

On October 15, 2010, our managing member purchased MG Cleaners from the previous membership interest owners. In connection with that transaction, a $450,000 seller note was issued to the sellers. The note bears an interest rate of 8% and principal and interest payments are made monthly. The remaining principal balance of $307,391 was refinanced by the note holder in January 2015, bearing an interest rate of 6.00%, with principal and interest payments due monthly. The note is secured by the land and building originally occupied by MG, as well as all of the membership interest of the Company. The balance of this note at December 31, 2016 was $274,077.

On June 22, 2012, the Company financed the purchase of equipment with a note to a community bank. The $32,230 note has an interest rate of 7.50% and payments of principal and interest are paid monthly. The note is secured by the equipment purchased and was paid in full on July 15, 2016.

On July 29, 2013, the Company entered into an equipment floor plan financing totaling $23,843. The terms of this note were 7.5% interest per annum with principal and interest paid monthly over the 48 month term. The note is secured by certain equipment of the Company. The balance of this note was $4,494 at December 31, 2016, and was paid off in 2017.

On December 19, 2014, the Company issued a note to a community bank for $120,025, which is secured by accounts receivable and certain equipment of the Company. Interest is paid monthly at a rate of 7.25% per annum. The principal is due in full at the end of the term on December 19, 2016. This loan was refinanced on January 27, 2017 with a new note at the same community bank.

On January 27, 2017, the Company issued a note to a community bank for $119,776 which is secured by accounts receivable and certain equipment of the Company. Interest is paid monthly at a rate of 7.25% per annum. The principal is due in full at the end of the term at August 1, 2018. A payment of $50,000 was made against this loan in May 2017 in connection with the bank’s agreement to subordinate their note to the Crestmark Bank facility. This loan was refinanced on August 14, 2017.

On January 2, 2015, the Company financed a truck with a note to a community bank. The $43,025 note has an interest rate of 6% and payments of principal and interest are paid monthly. The note is secured by the truck purchased in 2014. This loan was refinanced and rolled together with the remaining principal of the note issued on April 16, 2015 on February 2, 2017.

On April 16, 2015, the Company financed a truck with a note to a community bank. The $45,328 note has an interest rate of 6% and payments of principal and interest are paid monthly. The note is secured by the truck purchased. This loan was refinanced and rolled together with the remaining principal of the note issued on January 2, 2015 on February 2, 2017.

On February 2, 2017, the Company re-financed two truck notes existing with a community bank for one new note of $53,610. The term was principal and interest payments monthly over 42 months with an interest rate of 6%. The note is secured by certain trucks and equipment of the Company.

On August 5, 2015, the Company entered into an accounts receivable purchase agreement with security agreement against "Payment Card Receivables" in the initial amount of $40,800. The Company sold $40,800 of receivables during the year ended December 31, 2015 and $70,700 of receivables during the year ended December 31, 2016; the balance owed is paid by the automatic sale of new payment card receivables to a finance company, with the finance company retaining an amount equal to 2/7ths of the face amount of the receivables. The balance of this agreement was $25,505 on December 31, 2015 and $54,466 on December 31, 2016. On May 31, 2017, the Company paid off this financing arrangement in connection with closing the Crestmark Bank deal.

A summary of the activity in notes payable for the years ended December 31, 2016 and 2015 is shown below:

Notes payable

Balance at January 1, 2015	$467,714
Note issued secured by accounts receivable	202,093
Notes issued in connection with purchase of property and equipment	88,353
Less: payments on notes payable	(224,220)
533,940
Less - current maturities, net	(211,098)
Long-term notes payable, net December 31, 2015	$322,842

Balance at January 1, 2016	$533,940
Note issued secured by accounts receivable	70,700
Notes issued in connection with purchase of property and equipment	-
Less: payments on notes payable	(95,005)
509,635
Less - current maturities, net	(275,446)
Long-term notes payable, net December 31, 2016	$234,189

Future maturities of debt as of December 31, 2016 are as follows:

Debt
2017	$275,446
2018	53,637
2019	44,260
2020	46,987
2021	89,305

Totals	$509,635